Expense Example	Dec. 22, 2025 USD ($)
Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund | Anchor Risk Managed Income Strategies Fund Advisor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 296
Expense Example, with Redemption, 3 Years	1,029
Expense Example, with Redemption, 5 Years	1,784
Expense Example, with Redemption, 10 Years	3,770
Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund | Anchor Risk Managed Equity Strategies Fund Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	217
Expense Example, with Redemption, 3 Years	670
Expense Example, with Redemption, 5 Years	1,149
Expense Example, with Redemption, 10 Years	2,472
Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund | Anchor Risk Managed Income Strategies Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	321
Expense Example, with Redemption, 3 Years	1,108
Expense Example, with Redemption, 5 Years	1,914
Expense Example, with Redemption, 10 Years	4,013
Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund | Anchor Risk Managed Equity Strategies Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	243
Expense Example, with Redemption, 3 Years	748
Expense Example, with Redemption, 5 Years	1,280
Expense Example, with Redemption, 10 Years	$ 2,736